Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Balance at beginning of the period	$ 5,234	$ 5,239	$ 5,247
Exchange rate fluctuations	(55)
Balance at the end of the period	5,179	5,239	5,247
QVC-U.S.
Goodwill [Roll Forward]
Balance at beginning of the period	4,190	4,169
Exchange rate fluctuations	0
Balance at the end of the period	4,190	4,169
QVC-U.K.
Goodwill [Roll Forward]
Balance at beginning of the period	212	203
Exchange rate fluctuations	(14)
Balance at the end of the period	198	203
QVC-Germany
Goodwill [Roll Forward]
Balance at beginning of the period	334	328
Exchange rate fluctuations	(9)
Balance at the end of the period	325	328
QVC-Japan
Goodwill [Roll Forward]
Balance at beginning of the period	349	393
Exchange rate fluctuations	(28)
Balance at the end of the period	321	393
QVC-Italy
Goodwill [Roll Forward]
Balance at beginning of the period	149	146
Exchange rate fluctuations	(4)
Balance at the end of the period	$ 145	$ 146